Convertible Redeemable Preferred Shares - Addition Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands																1 Months Ended			6 Months Ended
	Aug. 15, 2024 CNY (¥) shares	Jul. 01, 2024 CNY (¥)	Jul. 01, 2024 USD ($)	May 13, 2024 CNY (¥)	Mar. 22, 2021 USD ($) shares	Jan. 25, 2021 CNY (¥) shares	Jan. 25, 2021 USD ($) shares	Jun. 24, 2020 USD ($) shares	Jan. 15, 2020 CNY (¥) shares	Jan. 15, 2020 USD ($) shares	Jul. 30, 2019 CNY (¥) shares	Jul. 30, 2019 USD ($) shares	Sep. 10, 2018 USD ($) shares	Sep. 07, 2018 shares	Nov. 03, 2017 USD ($) $ / shares shares	Sep. 07, 2018 USD ($) shares	Jan. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Jan. 25, 2025 $ / shares	Jan. 15, 2025 $ / shares	Dec. 31, 2024 CNY (¥)	Jul. 31, 2024 USD ($)
Temporary Equity [Line Items]
Issuance costs																			¥ 692	$ 97	¥ 189
Preferred Stock, Convertible, Terms																			For Series A-1, A-2, A-3 and Series B Preferred Shares, the price at which each Preferred Share shall be redeemed shall equal to the higher of (a) and (b) below: (a) The 150% or 200% of original Preferred Shares issue price for such series and declared but unpaid dividends depend on certain circumstance specified in the shareholders’ agreement. (b) The fair market value of the relevant series of Preferred Shares on the date of redemption.	For Series A-1, A-2, A-3 and Series B Preferred Shares, the price at which each Preferred Share shall be redeemed shall equal to the higher of (a) and (b) below: (a) The 150% or 200% of original Preferred Shares issue price for such series and declared but unpaid dividends depend on certain circumstance specified in the shareholders’ agreement. (b) The fair market value of the relevant series of Preferred Shares on the date of redemption.
Annual Rate Of Return												25.00%							25.00%			25.00%
Value to be calculated to determine market capitalization																						$ 800,000
Net accretion on convertible redeemable preferred shares to redemption value | ¥																					204,364
Derivative liabilities of conversion feature | ¥	¥ 0																		¥ 29,853		¥ 78,545
Deemed Dividend | ¥				¥ 5,940		¥ 1,323			¥ 8,971
Pre Offering Valuation			$ 630,000
Aggregate Gross Proceeds			55,000
Deemed Contribution To Ordinary Shareholders Due To Modifications On Convertible Redeemable Preferred Shares | ¥		¥ 191,793
Deemed Contribution To Ordinary Shareholders Due To Extinguishment On Convertible Redeemable Preferred Shares | ¥		¥ 480,377
Four Years [Member]
Temporary Equity [Line Items]
Value to be calculated to determine market capitalization																						800,000
Later than Seven Years [Member]
Temporary Equity [Line Items]
Value to be calculated to determine market capitalization																						1,000,000
Later Than Five Years [Member]
Temporary Equity [Line Items]
Value to be calculated to determine market capitalization												$ 1,000,000										1,000,000
Five Years [Member]
Temporary Equity [Line Items]
Value to be calculated to determine market capitalization												$ 800,000										$ 800,000
Promissory Note [Member]
Temporary Equity [Line Items]
Debt instrument interest rate effective percentage																			12.00%			12.00%
CEIBS Publishing Group [Member]
Temporary Equity [Line Items]
Percentage of shares acquired								60.00%
Series A Warrant [Member]
Temporary Equity [Line Items]
Warrants to purchase additional shares | shares															3,132,111
Warrants to purchase additional shares, price | $ / shares															$ 1.277
Warrants to purchase shares exercised, value																$ 4,000
Series A1 Convertible Redeemable Preferred Shares [Member]
Temporary Equity [Line Items]
Shares issued | shares															6,655,736
Shares issued, value															$ 8,500
Issuance costs															101
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Proceeds from Issuance Initial Public Offering															100,000
Market Capitalization															$ 500,000
Redeemable Convertible Series A-2 Preferred Shares [Member] | Series A Warrant [Member]
Temporary Equity [Line Items]
Warrants to purchase shares exercised, shares | shares																1,566,056
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares issued | shares											7,085,330	7,085,330
Shares issued, value											¥ 70,000	$ 10,595					¥ 10,000	¥ 60,000
Issuance costs | ¥											0
Loss from the change in fair value of the warrant liability | ¥											¥ 3,983
Series C1 Convertible Redeemable Preferred Shares [Member]
Temporary Equity [Line Items]
Shares issued | shares													15,201,956
Shares issued, value													$ 30,000
Issuance costs													1,134
Series C1 Convertible Redeemable Preferred Shares [Member] | Series C Warrant [Member]
Temporary Equity [Line Items]
Warrants to purchase shares exercised, shares | shares									8,584,634	8,584,634
Warrants to purchase shares exercised, value										$ 20,000
Redeemable Convertible Series A-3 Preferred Shares [Member] | Series A Warrant [Member]
Temporary Equity [Line Items]
Warrants to purchase shares exercised, shares | shares														1,566,055
Redeemable Convertible Series A-4 Preferred Shares [Member] | CEIBS Publishing Group [Member]
Temporary Equity [Line Items]
Number of shares issued in acquisition of shares | shares								5,252,723
Series C-2 Preferred Shares [Member]
Temporary Equity [Line Items]
Proceeds from Issuance Initial Public Offering												800,000
Series D-1 Preferred Shares [Member]
Temporary Equity [Line Items]
Shares issued | shares									26,268,981	26,268,981
Shares issued, value										$ 72,000
Issuance costs										$ 2,386
Series D-2 Preferred Shares [Member]
Temporary Equity [Line Items]
Common Shares Acquired | shares								6,943,638
Common Stock, Value, Issued								$ 16,177
Series E-2 Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Shares issued | shares					9,533,565
Shares issued, value					$ 64,328
Issuance costs					$ 910
Series E-1 Preferred Shares [Member]
Temporary Equity [Line Items]
Shares issued | shares						16,883,753	16,883,753
Shares issued, value							$ 90,000
Issuance costs							$ 1,376
Series D-3 Preferred shares [Member]
Temporary Equity [Line Items]
Common Shares Acquired | shares							3,939,542
Common Stock, Value, Issued							$ 11,250
Series A-4 Preferred Shares Series C-2 Preferred Shares Series C-1 Preferred Shares [Member]
Temporary Equity [Line Items]
Compound Interest Rate																			8.00%			8.00%
Series D-1 Preferred Shares Series D-2 Preferred Shares Series D-3 Preferred Shares [Member]
Temporary Equity [Line Items]
Compound Interest Rate																			12.00%			12.00%
Proceeds from Issuance Initial Public Offering												160,000
Series E-1 Preferred Shares Series E-2 Preferred Shares [Member]
Temporary Equity [Line Items]
Compound Interest Rate																			12.00%			12.00%
Series D Preferred Stock [Member]
Temporary Equity [Line Items]
Compound Interest Rate																			12.00%			12.00%
Shares issuance price | $ / shares																							$ 2.651	$ 2.7409
Series E Preferred Stock [Member]
Temporary Equity [Line Items]
Compound Interest Rate																			12.00%			12.00%
Proceeds from Issuance Initial Public Offering			160,000
Market Capitalization			$ 1,400,000																							$ 1,400,000
Series C Preferred Stock [Member]
Temporary Equity [Line Items]
Compound Interest Rate																			8.00%			8.00%
Series C Preferred Stock [Member] | Maximum [Member]
Temporary Equity [Line Items]
Warrants to purchase shares, maximum value													$ 20,000
Series B Preferred Stock And Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock liquidation price percentage																			150.00%			150.00%
Series B Preferred Stock And Series C-1 Preferred Shares [Member]
Temporary Equity [Line Items]
Proceeds from Issuance Initial Public Offering												$ 160,000
Series A Ordinary Share [Member]
Temporary Equity [Line Items]
Conversion of stock, shares converted | shares	125,154,172
Conversion of stock, type of stock converted	Series A ordinary
Class A ordinary shares [Member]
Temporary Equity [Line Items]
Common Stock, Value, Issued																			¥ 118			$ 16			¥ 118
Conversion of stock, shares converted | shares	125,154,172
Conversion of stock, type of stock converted	Class A ordinary shares